INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

January 28, 2011

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:
Investment Managers Series Trust – File Nos. 333-122901 and 811-21719, on behalf of Advisory Research Emerging Markets All Cap Value Fund and Advisory Research International All Cap Value Fund (collectively, the “Funds”)

We are attaching for filing on behalf of Investment Managers Series Trust (“Registrant”) Post-Effective Amendment No. 124 to Registrant’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 129 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

This filing is in response to the new amendments to Form N-1A and is being filed under the 1933 Act rule 485(a).  Currently, the Funds are planning to use the summary prospectus.

Please direct your comments to Sardjono Kadiman at (626) 914-2109.  Thank you.

Sincerely,

/s/SARDJONO KADIMAN

Sardjono Kadiman
Investment Managers Series Trust
Assistant Treasurer
626-914-2109